SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Share-based compensation
Total share-based compensation	$ 18,441,076	$ 8,345,290	$ 8,283,900
Cost of revenues
Share-based compensation
Total share-based compensation	47,808	47,894	105,756
Selling and marketing
Share-based compensation
Total share-based compensation	2,072,742	1,161,593	1,814,748
General and administrative
Share-based compensation
Total share-based compensation	$ 16,320,526	$ 7,135,803	$ 6,363,396